PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
600,000	Praxair Inc.	1.6%	$56,088,000

	Communications Equipment
1,400,000	QUALCOMM Inc.	1.9%	$68,082,000

	Computers
4,050,000	Hewlett-Packard Company	2.6%	$90,922,500

	Consulting Services
1,070,000	Accenture PLC	1.6%	$56,367,600

	Cosmetics & Personal Care
2,825,000	Procter & Gamble Co.	5.1%	$178,483,500

	Data Processing
3,785,000	Paychex Inc.	2.8%	$99,810,450

	Financial Services
1,250,000	JPMorgan Chase & Co.		$37,650,000
340,077	MasterCard Inc.		107,858,821
2,149,990	Royal Bank of Canada λ		98,297,543
4,600,000	SEI Investments Co.		70,748,000
		9.0%	$314,554,364

	Food Products
2,190,000	McCormick & Co.		$101,090,400
4,300,000	Sysco Corp.		111,370,000
		6.1%	$212,460,400

	Footwear
400,000	Nike Inc.	1.0%	$34,204,000

	Home Products
1,080,000	WD-40 Co.	1.2%	$43,027,200

	Industrial Manufacturing
1,000,000	Cooper Industries PLC		$46,120,000
1,000,000	Pentair Inc.		32,010,000
2,575,000	Teleflex Inc.		138,457,750
		6.2%	$216,587,750

	Insurance
1,000,000	Aflac Inc.		$34,950,000
1,104,900	Verisk Analytics Inc. θ		38,417,373
		2.1%	$73,367,373

	Internet
315,000	Google Inc. θ	4.6%	$162,029,700

	Medical Equipment
1,250,000	Gen-Probe Inc. θ		$71,562,500
1,047,714	Patterson Companies Inc.		29,996,052
		2.9%	$101,558,552

	Natural Gas
2,000,000	Energen Corp.		$81,780,000
4,000,000	MDU Resources Group Inc.		76,760,000
2,200,000	Spectra Energy Corp.		53,966,000
		6.0%	$212,506,000

	Networking Products
2,500,000	Cisco Systems Inc.	1.1%	$38,725,000

	Oil & Gas
1,000,000	Plains Exploration & Production Co. θ		$22,710,000
2,000,000	W&T Offshore Inc.		27,520,000
		1.4%	$50,230,000

	Pharmaceuticals
1,575,000	Abbott Laboratories		$80,545,500
1,850,000	Gilead Sciences Inc. θ		71,780,000
1,250,000	Novartis AG (ADR)		69,712,500
1,285,000	Valeant Pharmaceuticals International Inc. θ		47,699,200
		7.7%	$269,737,200

	Professional Services
2,400,000	Iron Mountain Inc.	2.2%	$75,888,000

	Retail
2,800,000	CVS Caremark Corp.		$94,024,000
2,380,000	Target Corp.		116,715,200
		6.0%	$210,739,200

	Software
2,500,000	VeriSign Inc. θ	2.0%	$71,525,000

	Transportation
1,250,000	United Parcel Service Inc.	2.3%	$78,937,500

	Utility & Power Distribution
1,175,000	AGL Resources Inc.		$47,869,500
1,200,000	Northwest Natural Gas Co.		52,920,000
6,878,143	Questar Corp.		121,811,913
		6.4%	$222,601,413

	Waste Management
7,173,772	Waste Management Inc.	6.7%	$233,578,016

	Total investment in equities
	(cost $3,113,741,601)	90.5%	$3,172,010,718

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit α
100,000	Community Bank of the Bay 0.45%, matures 07/15/2012		$96,454
250,000	Community Trust Credit Union 1.31%, matures 12/03/2011		248,275
		0.0%	$344,729

	Certificate of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/21/2010, matures 10/20/2011, 0.50%
	Participating depository institutions:
	Access National Bank, par 236,500;
	The PrivateBank & Trust Company, par 27,000;
	Western National Bank, par 236,500;
	(cost $498,903)		$498,903
500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/09/2010, matures 12/08/2011, 0.50%
	Participating depository institutions:
	First Place Bank, par 18,000;
	Flagstar Bank FSB, par 241,000;
	Univest National Bank & Trust Co., par 241,000;
	(cost $496,265)		496,265
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/27/2011, matures 01/26/2012, 0.40%
	Participating depository institutions:
	The Huntington National Bank, par 49,500;
	The Park National Bank, par 241,000;
	The PrivateBank & Trust Company, par 209,500;
	(cost $493,518)		493,518
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/10/2011, matures 02/09/2012, 0.40%
	Participating depository institutions:
	Arvest Bank, par 238,500;
	Banco Popular de Puerto Rico, par 23,000;
	United Community Bank, par 238,500;
	(cost $492,803)		492,803
		0.1%	$1,981,489

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 06/30/2012		$95,508
500,000	MicroVest I, LP Note 2.75%, matures 10/15/2011		498,833
1,000,000	MicroVest I, LP Note 3.00%, matures 10/15/2011		997,533
1,000,000	MicroVest I, LP Note 2.75%, matures 12/15/2011		993,735
100,000	New Hampshire Community Loan 1.00%, matures 08/31/2012		94,492
200,000	Root Capital Loan Fund 1.50%, matures 01/25/2012		196,187
100,000	Vermont Community Loan Fund 1.00%, matures 04/15/2012		96,770
		0.1%	$2,973,058

	Time Deposits
388,073,328	BBH Cash Management Service
	Bank of America, London, 0.03%, due 10/03/2011		$200,000,000
	HSBC Bank USA, Grand Cayman, 0.03%, due 10/03/2011		188,073,328
		11.1%	$388,073,328

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
19,060,000	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.02%	0.5%	$19,060,000

	Total short-term securities
	(cost $412,432,604)	11.8%	$412,432,604

	Total securities
	(cost $3,526,174,205)	102.3%	$3,584,443,322

	Payable upon return of securities loaned	-0.5%	$(19,060,000)

	Other assets and liabilities - net	-1.8%	$(61,566,179)

	Total net assets	100.0%	$3,503,817,143

θ	This security is non-income producing.

α	Market value adjustments have been applied to these securities to reflect early withdrawal.

λ	This security, or partial position of this security, was on loan at September 30, 2011.

The total value of the securities on loan at September 30, 2011 was $18,676,000.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus Equity Income Fund

Cost of long-term investments	$3,120,039,232
Unrealized appreciation	$219,934,544
Unrealized depreciation	(167,963,058)

Net unrealized appreciation	$51,971,486

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$150,919,200	$-	$-	$150,919,200
Consumer Staples	527,995,100	-	-	527,995,100
Energy	185,976,000	-	-	185,976,000
Financials	241,645,543	-	-	241,645,543
Health Care	509,753,502	-	-	509,753,502
Industrials	504,950,889	-	-	504,950,889
Information Technology	695,321,071	-	-	695,321,071
Materials	56,088,000	-	-	56,088,000
Utilities	299,361,413	-	-	299,361,413
Short-Term Investments	407,133,328	-	5,299,276	412,432,604
Total	$3,579,144,046	$-	$5,299,276	$3,584,443,322

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2011.

Certificates of Deposit
Community Loans
Balance as of December 31, 2010	$5,179,362
Discounts/premiums amortization	119,914
Net purchases (sales)	-
Balance as of September 30, 2011	$5,299,276

PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of September 30, 2011 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Financial Services
2,000,000	NASDAQ OMX Group Inc. 2.50%, due 08/15/2013	1.0%	$2,045,000

	Healthcare Services
1,000,000	Hologic Inc. 2.00%, due 12/15/2037	0.5%	$936,250

	Semiconductors
1,000,000	Intel Corp. 2.95%, due 12/15/2035	0.5%	$1,013,750

	Telecommunications Services
2,000,000	NII Holdings Inc. 3.13%, due 06/15/2012	1.0%	$2,015,000

	Total investment in convertible bonds
	(cost $5,607,318)	3.0%	$6,010,000

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
1,691,726	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.9%	$1,793,230

	Biotechnology
3,000,000	Genentech Inc. 4.75%, due 07/15/2015		$3,366,243
3,000,000	Genzyme Corp. 3.63%, due 06/15/2015		3,215,040
2,000,000	Gilead Sciences Inc. 4.50%, due 04/01/2021		2,155,602
		4.4%	$8,736,885

	Chemicals
2,500,000	Praxair Inc. 4.38%, due 03/31/2014		$2,700,280
3,000,000	Praxair Inc. 4.50%, due 08/15/2019		3,306,768
		3.0%	$6,007,048

	Computers
2,000,000	International Business Machines Corp. 6.50%, due 10/15/2013	1.1%	$2,222,226

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 4.95%, due 08/15/2014		$2,234,766
500,000	Procter & Gamble Co. 3.50%, due 02/15/2015		537,288
		1.4%	$2,772,054

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.0%	$2,035,884

	Financial Services
2,000,000	Charles Schwab Corp. 4.95%, due 06/01/2014		$2,185,620
2,000,000	JPMorgan Chase & Co. 5.15%, due 10/01/2015		2,110,572
2,000,000	Wells Fargo & Co. 3.00%, due 12/09/2011		2,010,142
		3.2%	$6,306,334

	Industrial Manufacturing
3,000,000	Pentair Inc. 5.00%, due 05/15/2021	1.6%	$3,132,990

	Networking Products
2,800,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.6%	$3,228,324

	Retail
3,000,000	CVS Caremark Corp. 4.13%, due 05/15/2021		$3,122,451
1,493,000	Target Corp. 5.13%, due 01/15/2013		1,578,180
3,500,000	TJX Cos., Inc. 4.20%, due 08/15/2015		3,832,745
		4.3%	$8,533,376

	Semiconductor Capital Equipment
3,000,000	Applied Materials Inc. 4.30%, due 06/15/2021	1.6%	$3,125,973

	Software
2,000,000	Adobe Systems Inc. 3.25%, due 02/01/2015		$2,099,824
2,000,000	Intuit Inc. 5.75%, due 03/15/2017		2,247,830
		2.2%	$4,347,654

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 5.65%, due 05/01/2017		$2,312,468
2,000,000	Burlington Northern Santa Fe Corp. 4.70%, due 10/01/2019		2,228,202
		2.3%	$4,540,670

	Utility & Power Distribution
2,000,000	AGL Capital Corp. 5.25%, due 08/15/2019	1.1%	$2,252,096

	Waste Management
3,000,000	Waste Management Inc. 6.38%, due 03/11/2015		$3,442,749
2,000,000	Waste Management Inc. 7.13%, due 12/15/2017		2,471,276
		3.0%	$5,914,025

	Total investment in corporate bonds
	(cost $60,132,409)	32.7%	$64,948,769

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

1,000,000	U.S. Treasury 1.50%, due 07/15/2012		$1,010,352
4,000,000	U.S. Treasury 1.75%, due 04/15/2013		4,091,080
4,500,000	U.S. Treasury 1.13%, due 06/15/2013		4,564,845
4,500,000	U.S. Treasury 3.13%, due 09/30/2013		4,753,827
5,000,000	U.S. Treasury 2.00%, due 11/30/2013		5,180,080
6,000,000	U.S. Treasury 2.63%, due 06/30/2014		6,362,346
6,000,000	U.S. Treasury 2.38%, due 09/30/2014		6,345,468
3,000,000	U.S. Treasury 2.50%, due 04/30/2015		3,204,141
3,000,000	U.S. Treasury 2.13%, due 05/31/2015		3,165,690
6,000,000	U.S. Treasury 1.88%, due 06/30/2015		6,277,500
1,000,000	U.S. Treasury 1.50%, due 07/31/2016		1,026,880
4,000,000	U.S. Treasury 2.75%, due 05/31/2017		4,357,188
3,500,000	U.S. Treasury 2.50%, due 06/30/2017		3,762,500
4,000,000	U.S. Treasury 3.75%, due 11/15/2018		4,627,188
5,000,000	U.S. Treasury 2.75%, due 02/15/2019		5,435,940
2,000,000	U.S. Treasury 3.63%, due 08/15/2019		2,303,124
4,000,000	U.S. Treasury 3.38%, due 11/15/2019		4,536,248
3,000,000	U.S. Treasury 3.63%, due 02/15/2020		3,463,125
3,000,000	U.S. Treasury 3.50%, due 05/15/2020		3,435,690
6,000,000	U.S. Treasury 2.13%, due 08/15/2021		6,105,960
5,000,000	U.S. Treasury 3.50%, due 02/15/2039		5,559,375
5,000,000	U.S. Treasury 4.38%, due 05/15/2040		6,435,950
4,000,000	U.S. Treasury 3.75%, due 08/15/2041		4,656,880
2,460,080	U.S. Treasury (TIPS) 1.88%, due 07/15/2013		2,575,012
1,078,370	U.S. Treasury (TIPS) 1.63%, due 01/15/2018		1,206,511
2,156,740	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		2,498,450

	Total investment in U.S. government treasury bonds
	(cost $101,236,901)	53.9%	$106,941,350

	Total investment in long-term securities
	(cost $166,976,628)	89.6%	$177,900,119

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans α
1,000,000	MicroVest I, LP Note 2.75%, matures 01/15/2012	0.5%	$991,817

	Time Deposits
18,492,295	BBH Cash Management Service
	Citibank, London, 0.03%, due 10/03/2011	9.3%	$18,492,295

	Total short-term securities
	(cost $19,484,112)	9.8%	$19,484,112

	Total securities
	(cost $186,460,740)	99.4%	$197,384,231

	Other assets and liabilities - net	0.6%	$1,046,342

	Total net assets	100.0%	$198,430,573

α	Market value adjustments have been applied to these securities to reflect early withdrawal.

Fund holdings will vary over time.

Industry classifications are unaudited.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2011 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2011, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed-Income Fund

Cost of long-term investments	$166,976,628
Unrealized appreciation	$10,930,819
Unrealized depreciation	(7,328)

Net unrealized appreciation	$10,923,491

The Funds follow accounting standards codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1 - quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The Funds adopted FASB issued Accounting Standards Update No. 2010-06 (“ASU 2010-06”), Improving Disclosures about Fair Value Measurements, which, among other things, amends ASC 820 to require entities to separately present purchases, sales, issuances, and settlements in their reconciliation of Level 3 fair value measurements (i.e., to present such items on a gross basis rather than on a net basis), and requires additional disclosure related to recurring and nonrecurring fair value measurements with respect to transfer in and out of Levels 1 and 2. It also clarifies existing disclosure requirements provided by ASC 820 regarding the level of disaggregation and the inputs and valuation techniques used to measure fair value.

The following table summarizes the portfolio's financial assets as of September 30, 2011, that are valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$6,010,000	$-	$6,010,000
Corporate Bonds	-	64,948,769	-	64,948,769
U.S. Government Treasury Bonds	-	106,941,350	-	106,941,350
Short-Term Investments	18,492,295	-	991,817	19,484,112
Total	$18,492,295	$177,900,119	$991,817	$197,384,231

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2011.

Community Loans
Balance as of December 31, 2010	$997,697
Discounts/premiums amortization	(5,880)
Net purchases (sales)	-
Balance as of September 30, 2011	$991,817

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 9, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 9, 2011

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	November 9, 2011